Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000175861 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000175861 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000175861 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175861 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175861 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175861 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175861 | Danaher Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175861 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175861 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175861 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175861 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175861 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175861 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000175861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000175861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000175861 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000175861 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175861 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175861 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175861 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175861 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175861 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000175861 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175861 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175861 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175861 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000175861 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000175861 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175860 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000175860 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000175860 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175860 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175860 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175860 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175860 | Danaher Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175860 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175860 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175860 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175860 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175860 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175860 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000175860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000175860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000175860 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000175860 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175860 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175860 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175860 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175860 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175860 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000175860 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175860 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175860 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175860 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000175860 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000175860 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000061360 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061360 | Acadian Asset Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061360 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061360 | SI-BONE, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061360 | Eastern Bankshares, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061360 | Planet Fitness, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061360 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061360 | Pacira BioSciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061360 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061360 | Arcosa, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061360 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061360 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000061360 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000061360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000061360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000061360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000061360 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000061360 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000061360 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061360 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061360 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061360 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061360 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061360 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061360 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061360 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000061360 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000061360 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000061360 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000061360 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061360 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128850 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128850 | Acadian Asset Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000128850 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128850 | SI-BONE, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128850 | Eastern Bankshares, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128850 | Planet Fitness, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128850 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128850 | Pacira BioSciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128850 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128850 | Arcosa, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128850 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128850 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000128850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000128850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000128850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000128850 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000128850 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000128850 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128850 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128850 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128850 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128850 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128850 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128850 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128850 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000128850 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000128850 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000128850 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128850 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061361 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061361 | Acadian Asset Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061361 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061361 | SI-BONE, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061361 | Eastern Bankshares, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061361 | Planet Fitness, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061361 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061361 | Pacira BioSciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061361 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061361 | Arcosa, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061361 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061361 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000061361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000061361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000061361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000061361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000061361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000061361 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000061361 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061361 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061361 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061361 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061361 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061361 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061361 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061361 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000061361 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000061361 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000061361 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000061361 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061361 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043241 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043241 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043241 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043241 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043241 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043241 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043241 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043241 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043241 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043241 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043241 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000043241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000043241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043241 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000043241 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000043241 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043241 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043241 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043241 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043241 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043241 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000043241 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043241 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043241 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043241 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043241 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000043241 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128848 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128848 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128848 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128848 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128848 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128848 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128848 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128848 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128848 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128848 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000128848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000128848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000128848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000128848 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000128848 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128848 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128848 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128848 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128848 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128848 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000128848 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128848 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000128848 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128848 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128848 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000128848 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043242 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043242 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043242 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043242 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000043242 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043242 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043242 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043242 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043242 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043242 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043242 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043242 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000043242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000043242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043242 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000043242 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000043242 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043242 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043242 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043242 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043242 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043242 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000043242 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043242 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043242 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043242 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043242 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000043242 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175865 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175865 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175865 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175865 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Tele2 AB, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Keppel DC REIT, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175865 | NextEra Energy, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175865 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175865 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175865 | SSE plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175865 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175865 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175865 | Others country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175865 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000175865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000175865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000175865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175865 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175865 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175865 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175865 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175865 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175865 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000175865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175865 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000175865 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000175865 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175865 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000175864 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175864 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175864 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175864 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Tele2 AB, B, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Keppel DC REIT, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175864 | NextEra Energy, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175864 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175864 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175864 | SSE plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175864 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175864 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175864 | Others country
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175864 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175864 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000175864 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000175864 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000175864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175864 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175864 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175864 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175864 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175864 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175864 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175864 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175864 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000175864 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175864 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000175864 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000175864 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175864 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000201508 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201508 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000201508 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201508 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201508 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201508 | Boston Scientific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201508 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201508 | KBC Group NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201508 | Intuitive Surgical, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201508 | Cullen/Frost Bankers, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201508 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000201508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000201508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000201508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000201508 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201508 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201508 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000201508 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201508 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201508 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201508 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201508 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000201508 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201508 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000201507 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201507 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000201507 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201507 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201507 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201507 | Boston Scientific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201507 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201507 | KBC Group NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201507 | Intuitive Surgical, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201507 | Cullen/Frost Bankers, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201507 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000201507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000201507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000201507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000201507 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201507 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201507 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201507 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000201507 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201507 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201507 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201507 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201507 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201507 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201507 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000201507 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201507 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000061357 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061357 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061357 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061357 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061357 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061357 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061357 | RenaissanceRe Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061357 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061357 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061357 | Kerry Group plc, A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061357 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061357 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061357 | Sustainable Food & Agriculture
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061357 | Resource Efficiency & Waste Management
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061357 | Transport Solutions
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000061357 | Water Infrastructure & Technologies
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000061357 | Environmental Services & Resources
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000061357 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000061357 | Energy Management & Efficiency
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000061357 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000061357 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061357 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000061357 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061357 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061357 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061357 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061357 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000061357 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000061357 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000128849 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128849 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128849 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128849 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128849 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128849 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128849 | RenaissanceRe Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128849 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128849 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128849 | Kerry Group plc, A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128849 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128849 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128849 | Sustainable Food & Agriculture
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000128849 | Resource Efficiency & Waste Management
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000128849 | Transport Solutions
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000128849 | Water Infrastructure & Technologies
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128849 | Environmental Services & Resources
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000128849 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000128849 | Energy Management & Efficiency
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000128849 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128849 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128849 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000128849 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128849 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128849 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128849 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128849 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000128849 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128849 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000061358 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061358 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061358 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061358 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061358 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061358 | Air Liquide SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061358 | RenaissanceRe Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061358 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061358 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061358 | Kerry Group plc, A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061358 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061358 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061358 | Sustainable Food & Agriculture
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061358 | Resource Efficiency & Waste Management
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061358 | Transport Solutions
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000061358 | Water Infrastructure & Technologies
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000061358 | Environmental Services & Resources
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000061358 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000061358 | Energy Management & Efficiency
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000061358 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061358 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000061358 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000061358 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061358 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061358 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061358 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061358 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000061358 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000061358 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000246501 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246501 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246501 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246501 | Halma plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246501 | Danone SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246501 | Banco Bilbao Vizcaya Argentaria SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246501 | Experian plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246501 | Trip.com Group Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Recruit Holdings Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246501 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246501 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246501 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246501 | Others country
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000246501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246501 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000246501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000246501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000246501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246501 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000246501 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246501 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246501 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246501 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000246501 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246501 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246501 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246501 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246501 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246501 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000246501 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246501 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000246502 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246502 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246502 | eBay, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246502 | Halma plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246502 | Danone SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246502 | Banco Bilbao Vizcaya Argentaria SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246502 | Experian plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246502 | Trip.com Group Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Recruit Holdings Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246502 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246502 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246502 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246502 | Others country
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000246502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246502 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000246502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000246502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000246502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000246502 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246502 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246502 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246502 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246502 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000246502 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246502 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246502 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246502 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246502 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246502 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000246502 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246502 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000137562 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137562 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137562 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000137562 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137562 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137562 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137562 | Hitachi Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137562 | Sony Group Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | Tokyo Electron Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137562 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137562 | Others country
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000137562 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137562 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137562 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137562 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137562 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137562 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000137562 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000137562 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000137562 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000137562 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000137562 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137562 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137562 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137562 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137562 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137562 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137562 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000137562 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137562 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137562 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137562 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137562 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137562 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000137561 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137561 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137561 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000137561 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137561 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137561 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137561 | Hitachi Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137561 | Sony Group Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | Tokyo Electron Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137561 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137561 | Others country
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000137561 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137561 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137561 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137561 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137561 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137561 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000137561 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000137561 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000137561 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000137561 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000137561 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000137561 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000137561 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137561 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137561 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137561 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137561 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000137561 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000137561 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137561 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137561 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137561 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137561 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000175863 | U.S. Treasury Notes, , 10/15/2028, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175863 | U.S. Treasury Bonds, , 08/15/2045, 4.875
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175863 | U.S. Treasury Notes, , 10/31/2030, 3.625
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175863 | U.S. Treasury Notes, , 11/30/2027, 3.375
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175863 | U.S. Treasury Bonds, , 11/15/2055, 4.625
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175863 | U.S. Treasury Bonds, , 11/15/2051, 1.875
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175863 | U.S. Treasury Notes, , 10/31/2032, 3.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175863 | Wells Fargo & Co., , 01/23/2035, 5.499
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175863 | Bank of America Corp., , 09/15/2034, 5.872
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175863 | Sprint Capital Corp., , 03/15/2032, 8.75
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175863 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000175863 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175863 | A
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000175863 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000175863 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175863 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000175863 | Other assets and liabilities (net)FI sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175863 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000175863 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175863 | Community Investment Notes_assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000175863 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175863 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175863 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175863 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175863 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000175863 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000175863 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000175863 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000175863 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175863 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175863 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000175862 | U.S. Treasury Notes, , 10/15/2028, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175862 | U.S. Treasury Bonds, , 08/15/2045, 4.875
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175862 | U.S. Treasury Notes, , 10/31/2030, 3.625
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175862 | U.S. Treasury Notes, , 11/30/2027, 3.375
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175862 | U.S. Treasury Bonds, , 11/15/2055, 4.625
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175862 | U.S. Treasury Bonds, , 11/15/2051, 1.875
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175862 | U.S. Treasury Notes, , 10/31/2032, 3.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175862 | Wells Fargo & Co., , 01/23/2035, 5.499
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175862 | Bank of America Corp., , 09/15/2034, 5.872
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175862 | Sprint Capital Corp., , 03/15/2032, 8.75
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175862 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000175862 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175862 | A
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000175862 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000175862 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175862 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000175862 | Other assets and liabilities (net)FI sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175862 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000175862 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175862 | Community Investment Notes_assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000175862 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175862 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175862 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175862 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175862 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000175862 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000175862 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000175862 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000175862 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175862 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175862 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000043226 | NCL Corp. Ltd., , 02/01/2032, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | Cogent Communications Group LLC / Cogent Finance, Inc., , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | Ryan Specialty LLC, , 08/01/2032, 5.875
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | United Rentals North America, Inc., , 01/15/2030, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | CVR Partners LP / CVR Nitrogen Finance Corp., , 06/15/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | Kennedy-Wilson, Inc., , 02/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043226 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043226 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000043226 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043226 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043226 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043226 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043226 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043226 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043226 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000043226 | Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043226 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043226 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043226 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043226 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043226 | Media
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000043226 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043226 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043226 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000043226 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000043226 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043226 | Loans
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128847 | NCL Corp. Ltd., , 02/01/2032, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | Cogent Communications Group LLC / Cogent Finance, Inc., , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | Ryan Specialty LLC, , 08/01/2032, 5.875
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | United Rentals North America, Inc., , 01/15/2030, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | CVR Partners LP / CVR Nitrogen Finance Corp., , 06/15/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | Kennedy-Wilson, Inc., , 02/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128847 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128847 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000128847 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128847 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128847 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128847 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128847 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000128847 | Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128847 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000128847 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000128847 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000128847 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000128847 | Media
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128847 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128847 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128847 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000128847 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000128847 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128847 | Loans
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043227 | NCL Corp. Ltd., , 02/01/2032, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | Avantor Funding, Inc., , 07/15/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | Cogent Communications Group LLC / Cogent Finance, Inc., , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | Ryan Specialty LLC, , 08/01/2032, 5.875
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | United Rentals North America, Inc., , 01/15/2030, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | CVR Partners LP / CVR Nitrogen Finance Corp., , 06/15/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | Kennedy-Wilson, Inc., , 02/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043227 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043227 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000043227 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043227 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043227 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043227 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043227 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043227 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000043227 | Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043227 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043227 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043227 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043227 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043227 | Media
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000043227 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043227 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043227 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000043227 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000043227 | Community Investment Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043227 | Loans
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043250 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000043250 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000043250 | Impax US Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000043250 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043250 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043250 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043250 | Impax Ellevate Global Women's Leadership Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043250 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043250 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043250 | Impax Global Sustainable Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043250 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000043250 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043251 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000043251 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000043251 | Impax US Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000043251 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043251 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043251 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043251 | Impax Ellevate Global Women's Leadership Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043251 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043251 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043251 | Impax Global Sustainable Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043251 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000043251 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Less than 0.05%.
[2]	Less than 0.05%.
[3]	Less than 0.05%.
[4]	Less than 0.05%.